Parent Company Information (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash
Prepaid expenses and other current assets	1	1
Total current assets	1	1
Non-current assets:
Deferred offering costs	80,000	80,000
Investment in subsidiaries	4,709,197	5,879,682
Total non-current assets	4,789,197	5,959,682
Total Assets	4,789,198	5,959,683
Current Liabilities
Other payables and other current liabilities	472,350	352,350
Total current liabilities	472,350	352,350
Total Liabilities	472,350	352,350
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares (Par value US$0.0001 per share, 500,000,000 shares authorized, 17,000,000 shares issued)	1,700	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	2,236,677	2,236,677
Statutory reserves	755,100	755,100
Retained earnings	1,583,977	2,955,118
Accumulated other comprehensive (loss) income	(258,907)	(339,563)
Total Equity	4,316,848	5,607,333
Total Liabilities and Equity	$ 4,789,198	$ 5,959,683